Income Taxes - Summary of Significant Components Of Deferred Income Tax (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Non-capital loss carry-forwards		$ 3,321,000	$ 311,000
Share issuance costs		549,000	9,000
Property and equipment	$ 104,000	63,000	(23,000)
Net deferred tax assets		3,933,000	297,000
Unrecognized deferred tax asset		(3,933,000)	(297,000)
Net deferred income tax assets		$ 0	$ 0